Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	£ 255,421
– financial investments: fair value gains	(698)	£ (247)	£ 366
Financial assets, ending balance	269,168	255,421
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	363,097
– fair value (losses)/gains	(698)	(247)	366
Financial liabilities, ending balance	409,835	363,097
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	7,718
Financial assets, ending balance	9,240	7,718
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,155
Financial liabilities, ending balance	5,354	5,155
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	46,433
Financial liabilities, ending balance	41,265	46,433
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	1	(1)
Transfers in	441	197
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	580	118
Total gains/(losses) recognised in profit or loss	(223)	11
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	1	(1)
– fair value (losses)/gains	0	0
– exchange differences	1	(1)
Purchases	151	742
New issuances	7	25
Sales	(120)	(3)
Settlements	(407)	(504)
Transfers out	(15)	(5)
Financial liabilities, ending balance	415	580	118
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	2	0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	33,608
Financial liabilities, ending balance	27,287	33,608
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	29	(32)
Transfers in	461	315
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,121	1,150
Total gains/(losses) recognised in profit or loss	(638)	(316)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	29	(32)
– fair value (losses)/gains	0	0
– exchange differences	29	(32)
Purchases	0	1
New issuances	1,705	2,213
Sales	(78)	(20)
Settlements	(575)	(1,053)
Transfers out	(564)	(137)
Financial liabilities, ending balance	2,461	2,121	1,150
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	30	102
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	139,368
Financial liabilities, ending balance	218,867	139,368
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	17	(8)
Transfers in	567	812
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,454	3,096
Total gains/(losses) recognised in profit or loss	723	1,362
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	17	(8)
– fair value (losses)/gains	0	0
– exchange differences	17	(8)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(701)	(2,343)
Transfers out	(582)	(465)
Financial liabilities, ending balance	2,478	2,454	3,096
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	2,339	(721)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	41,290
Financial assets, ending balance	29,356	41,290
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,387	1,635
Total gains/(losses) recognised in profit or loss	(6)	15
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(145)	(75)
– financial investments: fair value gains	(232)	(27)
– exchange differences	87	(48)
Purchases	601	555
New issuances	0	0
Sales	(142)	(417)
Settlements	(90)	(109)
Transfers in	41	1
Financial assets, ending balance	1,447	1,387	1,635
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value (losses)/gains	(232)	(27)
– exchange differences	87	(48)
Transfers out	(199)	(218)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	83,706
Financial assets, ending balance	79,878	83,706
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,344	1,611
Total gains/(losses) recognised in profit or loss	(415)	(77)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	12	(4)
– financial investments: fair value gains	0	0
– exchange differences	12	(4)
Purchases	2,067	686
New issuances	0	0
Sales	(716)	(209)
Settlements	(323)	(506)
Transfers in	1,052	511
Financial assets, ending balance	2,738	1,344	1,611
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value (losses)/gains	0	0
– exchange differences	12	(4)
Transfers out	(283)	(668)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(5)	(11)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	18,649
Financial assets, ending balance	15,881	18,649
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,171	3,467
Total gains/(losses) recognised in profit or loss	(84)	148
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	238	(152)
– financial investments: fair value gains	0	0
– exchange differences	238	(152)
Purchases	562	543
New issuances	0	0
Sales	(594)	(813)
Settlements	(51)	(5)
Transfers in	78	24
Financial assets, ending balance	3,318	3,171	3,467
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value (losses)/gains	0	0
– exchange differences	238	(152)
Transfers out	(2)	(41)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	49	51
Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	141,221
Financial assets, ending balance	225,238	141,221
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,816	1,974
Total gains/(losses) recognised in profit or loss	564	1,608
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	3	(6)
– financial investments: fair value gains	0	0
– exchange differences	3	(6)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(731)	(1,722)
Transfers in	558	330
Financial assets, ending balance	1,737	1,816	£ 1,974
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value (losses)/gains	0	0
– exchange differences	3	(6)
Transfers out	(473)	(368)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	565	846
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(223)	11
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	2	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	723	1,362
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	2,339	(721)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(415)	(77)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(5)	(11)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	564	1,608
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	565	846
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(638)	(316)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	30	102
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(84)	148
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	49	51
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(6)	15
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	£ 0	£ 0